Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Line Items]
Federal funds sold and securities purchased under resale agreements	$ 78,999	$ 58,215
Interest-earning deposits	192,580	200,671
Other short-term investments	1,026	7,152
Total	272,605	266,038
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Funded contractual commitments	0	0
Unfunded contractual commitment	2,800	2,900
Loans [Member]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Securities purchased under long-term resale agreements	$ 19,000	$ 21,300